Restructuring and Other - Severance Liability Rollforward (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ 3.7	$ 3.7	$ 0.8	$ 3.9
Accruals			27.5	10.8	2.8
Severance payments			(11.9)	(7.9)	(5.9)
Ending Balance			19.3	3.7	$ 0.8
Severance liability
Restructuring and Other Severance Liability
Beginning balance	$ 19.3	3.7	3.7
Accruals	3.0	2.0
Severance payments	(8.2)	(4.9)
Ending balance	$ 14.1	$ 0.8	$ 19.3	$ 3.7